JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

September 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of
J. P. Morgan U.S. Government Money Market Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940. These exhibits contain the risk/return summary information in the prospectus for the Fund dated July 27, 2017, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated August 18, 2017 for the Fund.

Please contact the undersigned at (212) 648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels Assistant Secretary

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase